COMMITMENTS AND CONTINGENCIES - Claims and Litigation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Suit against Element
Loss Contingencies [Line Items]
Claims and litigations	$ 0	$ 0